INCOME TAXES - Components of income taxes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current tax expense		$ 90	$ 196
Previously unrecognized tax assets		(4)
Adjustments for prior years		(32)	0
Current income taxes		54	196
Origination and reversal of temporary differences		160	37
Change in income tax rate	[1]	(11)	0
Previously unrecognized tax assets		0	(5)
Deferred income taxes		149	32
Income taxes		$ 203	$ 228

[1]	U.S. federal corporate income tax rate decreased from 35 percent to 21 percent effective January 1, 2018 .